Note 15 - Derivative Financial Instruments (Details Textual)	Jun. 26, 2023 USD ($)	Dec. 31, 2025	Jun. 16, 2022 USD ($)	Oct. 12, 2021 USD ($)
Derivative, Number of Instruments Held, Total		0
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total				1
Derivative, Notional Amount				$ 10,000,000
Derivative, Fixed Interest Rate				1.09%
Derivative Instruments Not Designated as Hedging Instruments, Gain	$ 846
Interest Rate Swap [Member] | Piraeus Bank S.A. [Member]
Derivative, Notional Amount			$ 20,000,000
Derivative, Fixed Interest Rate			3.41%